SCHEDULE I-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 129,900	$ 100,900	$ 52,700	$ 156,400		$ 275,779	$ 230,049	$ (1,000)
Other comprehensive income, net of tax	(22,200)	(42,000)	(9,600)	(46,400)	(9,600)	1,522	(66,237)	41,154
Comprehensive income	107,700	58,900	43,100	110,000		277,301	163,812	40,154
Parent
Net income	129,900	100,900	52,700	156,400		275,779	210,489	(18,383)
Other comprehensive income, net of tax	(22,200)	(42,000)	(9,600)	(46,500)		1,522	(66,237)	41,154
Comprehensive income	$ 107,700	$ 58,900	$ 43,100	$ 109,900		$ 277,301	$ 144,252	$ 22,771